Related Party (Details) - USD ($)						1 Months Ended	12 Months Ended
	Jun. 22, 2024	Dec. 18, 2023	Aug. 08, 2023	Sep. 26, 2022	May 15, 2021	Jul. 31, 2023	Dec. 31, 2023	Dec. 22, 2023
Related Party [Line Items]
Percentage of shareholder							5.00%	80.00%
Sponsor loan								$ 350,000
Exchange for shares of the company’s common stock (in Shares)							225,000
Monthly fee					$ 16,000	$ 11,000
Common Stock [Member]
Related Party [Line Items]
Shares of common stock (in Shares)		277,778					2,796,554
Unsecured Promissory Note [Member]
Related Party [Line Items]
Promissory note issued				$ 850,000
Promissory Note [Member]
Related Party [Line Items]
Promissory note issued			$ 650,000
Forecast [Member]
Related Party [Line Items]
Shares other than restricted from selling (in Shares)	1,437,500
Alternus Energy Group Plc [Member]
Related Party [Line Items]
Percentage of shareholder							80.00%
Alternus Energy Group Plc [Member] | Forecast [Member]
Related Party [Line Items]
Shares other than restricted from selling (in Shares)	1,437,500
Sponsor [Member]
Related Party [Line Items]
Percentage of shareholder								11.00%